Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Property and equipment, gross	$ 29,595,773	$ 28,187,595
Accumulated depreciation	(12,928,492)	(11,185,482)
Property and equipment, net	16,667,281	17,002,113
Depreciation expenses	2,374,493	2,701,577	$ 2,287,325
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	11,119,445	10,994,461
Leasehold improvements
Property and equipment, net
Property and equipment, gross	5,269,934	5,010,384
Buildings
Property and equipment, net
Property and equipment, gross	12,085,843	11,041,259
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 1,120,551	$ 1,141,491